Income Taxes (Details) - Schedule of unrecognized deferred tax assets - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Marketable securities [Member]
Income Taxes (Details) - Schedule of unrecognized deferred tax assets [Line Items]
Unrecognized deferred tax assets	$ 182	$ 167
Loss carryforwards [Member]
Income Taxes (Details) - Schedule of unrecognized deferred tax assets [Line Items]
Unrecognized deferred tax assets	798	742
Investment tax credits [Member]
Income Taxes (Details) - Schedule of unrecognized deferred tax assets [Line Items]
Unrecognized deferred tax assets	1,481	1,481
Foreign tax credits [Member]
Income Taxes (Details) - Schedule of unrecognized deferred tax assets [Line Items]
Unrecognized deferred tax assets	268	268
Mineral properties [Member]
Income Taxes (Details) - Schedule of unrecognized deferred tax assets [Line Items]
Unrecognized deferred tax assets	140	153
Provision for reclamation liabilities [Member]
Income Taxes (Details) - Schedule of unrecognized deferred tax assets [Line Items]
Unrecognized deferred tax assets	$ 1,083	$ 241